`

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE      TWO WORLD TRADE CENTER,
INCOME FUND                                       NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999

DEAR SHAREHOLDER:

Interest rates rose steadily during 1999, making it the worst year for the fixed-income markets since 1994. The benchmark 30-year Treasury bond began the year yielding 5.1 percent amid fears of a global recession. However, the economic problems in Asia, Europe and Latin America abated as the year progressed. The U.S. economy, led by consumer demand, experienced robust growth. As a result, the fixed-income markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points from 4.75 percent to 5.50 percent. At year-end, the yield on the 30-year Treasury bond was nearly 6.5 percent. Subsequently, on February 2, 2000 the fed-funds rate was raised an additional 25 basis points.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index yield began 1999 near a record low of 5.05 percent. By the end of December, this index yield had increased almost a full percentage point, to 5.97 percent. Because bond prices move inversely to changes in interest rates, higher yields have caused bond prices to decline significantly. The increase in the index yield during 1999 translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market index outperformed U.S. Treasury bonds early last year but later gave ground as interest rates continued to rise. The ratio of the 30-year municipal yield to the Treasury bond yield is a measure of relative performance. The yield ratio declined from 99 percent in January to 91 percent in May 1999 and ended the year at 92 percent. A declining ratio means municipals have outperformed Treasuries and a rising ratio indicates underperformance by municipals. Over the past five years, the ratio has ranged from a high of 99 percent to a low of 82 percent.

Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent in 1999. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent. New York new issue underwriting accounted for 9 percent of national market volume.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1994-1999                                     INSURED            U.S.          INSURED MUNICIPAL YIELDS AS A
                                                              MUNICIPAL YIELDS  TREASURY YIELDS  PERCENTAGE OF U.S. TREASURY YIELDS
12/31/1993                                                               5.40%            6.34%                              85.17%
1/31/1994                                                                5.40%            6.24%                              86.54%
2/28/1994                                                                5.80%            6.66%                              87.09%
3/31/1994                                                                6.40%            7.09%                              90.27%
4/29/1994                                                                6.35%            7.32%                              86.75%
5/31/1994                                                                6.25%            7.43%                              84.12%
6/30/1994                                                                6.50%            7.61%                              85.41%
7/29/1994                                                                6.25%            7.39%                              84.57%
8/31/1994                                                                6.30%            7.45%                              84.56%
9/30/1994                                                                6.55%            7.81%                              83.87%
10/31/1994                                                               6.75%            7.96%                              84.80%
11/30/1994                                                               7.00%            8.00%                              87.50%
12/30/1994                                                               6.75%            7.88%                              85.66%
1/31/1995                                                                6.40%            7.70%                              83.12%
2/28/1995                                                                6.15%            7.44%                              82.66%
3/31/1995                                                                6.15%            7.43%                              82.77%
4/28/1995                                                                6.20%            7.34%                              84.47%
5/31/1995                                                                5.80%            6.66%                              87.09%
6/30/1995                                                                6.10%            6.62%                              92.15%
7/31/1995                                                                6.10%            6.86%                              88.92%
8/31/1995                                                                6.00%            6.66%                              90.09%
9/30/1995                                                                5.95%            6.48%                              91.82%
10/31/1995                                                               5.75%            6.33%                              90.84%
11/30/1995                                                               5.50%            6.14%                              89.58%
12/29/1995                                                               5.35%            5.94%                              90.07%
1/31/1996                                                                5.40%            6.03%                              89.55%
2/29/1996                                                                5.60%            6.46%                              86.69%
3/29/1996                                                                5.85%            6.66%                              87.84%
4/30/1996                                                                5.95%            6.89%                              86.36%
5/31/1996                                                                6.05%            6.99%                              86.55%
6/28/1996                                                                5.90%            6.89%                              85.63%
7/31/1996                                                                5.85%            6.97%                              83.93%
8/30/1996                                                                5.90%            7.11%                              82.98%
9/30/1996                                                                5.70%            6.93%                              82.25%
10/31/1996                                                               5.65%            6.64%                              85.09%
11/29/1996                                                               5.50%            6.35%                              86.61%
12/31/1996                                                               5.60%            6.63%                              84.46%
1/31/1997                                                                5.70%            6.79%                              83.95%
2/28/1997                                                                5.65%            6.80%                              83.09%
3/31/1997                                                                5.90%            7.10%                              83.10%
4/30/1997                                                                5.75%            6.94%                              82.85%
5/30/1997                                                                5.65%            6.91%                              81.77%
6/30/1997                                                                5.60%            6.78%                              82.60%
7/30/1997                                                                5.30%            6.30%                              84.13%
8/31/1997                                                                5.50%            6.61%                              83.21%
9/30/1997                                                                5.40%            6.40%                              84.38%
10/31/1997                                                               5.35%            6.15%                              86.99%
11/30/1997                                                               5.30%            6.05%                              87.60%
12/31/1997                                                               5.15%            5.92%                              86.99%
1/31/1998                                                                5.15%            5.80%                              88.79%
2/28/1998                                                                5.20%            5.92%                              87.84%
3/31/1998                                                                5.25%            5.93%                              88.53%
4/30/1998                                                                5.35%            5.95%                              89.92%
5/29/1998                                                                5.20%            5.80%                              89.66%
6/30/1998                                                                5.20%            5.65%                              92.04%
7/31/1998                                                                5.18%            5.71%                              90.72%
8/31/1998                                                                5.03%            5.27%                              95.45%
9/30/1998                                                                4.95%            5.00%                              99.00%
10/31/1998                                                               5.05%            5.16%                              97.87%
11/30/1998                                                               5.00%            5.06%                              98.81%
12/31/1998                                                               5.05%            5.10%                              99.02%
1/31/1999                                                                5.00%            5.09%                              98.23%
2/28/1999                                                                5.10%            5.58%                              91.40%
3/31/1999                                                                5.15%            5.63%                              91.47%
4/30/1999                                                                5.20%            5.66%                              91.87%
5/31/1999                                                                5.30%            5.83%                              90.91%
6/30/1999                                                                5.47%            5.96%                              91.78%
7/31/1999                                                                5.55%            6.10%                              90.98%
8/31/1999                                                                5.75%            6.06%                              94.88%
9/30/1999                                                                5.85%            6.05%                              96.69%
10/31/1999                                                               6.03%            6.16%                              97.89%
11/30/1999                                                               6.00%            6.29%                              95.39%
12/31/1999                                                               5.97%            6.48%                              92.10%
Source: Municipal Market Data A Division of Thomson
Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

The performance of Morgan Stanley Dean Witter New York Tax-Free Income Fund was impacted by the higher interest-rate environment. For the 12-month period ended December 31, 1999, the Fund's Class B shares returned -4.58 percent compared to -2.06 percent for the Lehman Brothers Municipal Bond Index. For the same period, the Fund's Class A, C and D shares returned -4.03 percent, -4.60 percent and -3.87 percent, respectively. (The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart compares the Fund's performance to that of the Lehman index.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

PORTFOLIO STRUCTURE

The Fund's net assets of $126 million were diversified among 12 long-term sectors and 30 credits. As interest rates have increased, the Fund's short-term investment position, which had ranged from 1 - 3 percent in 1998, was gradually increased to 6 - 8 percent. At the end of December, the portfolio's average maturity was 16 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.9 years. The accompanying charts provide current information on the portfolio's credit quality and sector distribution. Optional call provisions by year and their respective cost (book) yields are also charted.

LOOKING AHEAD

The Federal Reserve Board raised the fed funds rate twice last summer and once more in November. These actions confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise short-term interest rates further in 2000, again influencing long-term rates. However, we believe municipal bonds continue to offer tax-conscious investors good long-term value relative to Treasuries. We continue to stress credit quality and a conservative portfolio management profile.

We appreciate your ongoing support of Morgan Stanley Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

[SIGNATURE]
MITCHELL M. MERIN
PRESIDENT

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 1999
(% OF NET ASSETS)
General Obligation                                 16%
Education                                          12%
IDR/PCR*                                           12%
Mortgage                                           11%
Electric                                            9%
Transportation                                      8%
Water & Sewer                                       8%
Hospital                                            6%
Nursing & Health                                    5%
*Industrial Development/Pollution Control Revenue
Portfolio structure is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                                                    32%
Aa or AA                                                      13%
A or A                                                        41%
Baa or BBB                                                    10%
NR                                                             4%
As measured by Moody's Investors Service, Inc. or Standard &
Poor's Corp.
Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1999, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE*
WEIGHTED AVERAGE
CALL PROTECTION: 7 YEARS
2000                                             12%
2001                                              2%
2002                                              7%
2003                                              2%
2004                                             11%
2005                                              4%
2006                                             16%
2007                                              0%
2008                                             20%
2009                                              7%
2010+                                            19%
YEARS BONDS CALLABLE
COST (BOOK) YIELD**
WEIGHTED AVERAGE
BOOK YIELD: 6.2%
2000                                            7.2%
2001                                            8.6%
2002                                            6.8%
2003                                            7.5%
2004                                            5.7%
2005                                            6.7%
2006                                            6.6%
2007
2008                                            5.3%
2009                                            5.5%
2010+                                           6.2%
* % BASED ON LONG-TERM PORTFOLIO.
** COST OR "BOOK" YIELD IS THE ANNUAL
INCOME EARNED ON A PORTFOLIO
INVESTMENT BASED ON ITS ORIGINAL PURCHASE
PRICE BEFORE FUND OPERATING EXPENSES.
FOR EXAMPLE, THE FUND EARNED A BOOK YIELD
OF 8.6% ON 2% OF THE BONDS IN THE
LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE
INCOME FUND
FUND PERFORMANCE DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B
($ IN THOUSANDS)
                                   Fund  Lehman(4)
December 31, 1989               $10,000    $10,000
December 31, 1990               $10,401    $10,729
December 31, 1991               $11,747    $12,032
December 31, 1992               $12,769    $13,093
December 31, 1993               $14,265    $14,700
December 31, 1994               $13,161    $13,940
December 31, 1995               $15,345    $16,374
December 31, 1996               $15,777    $17,100
December 31, 1997               $17,107    $18,671
December 31, 1998               $18,018    $19,881
December 31, 1999            $17,192(3)    $19,472

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                   CLASS A SHARES+
   -------------------------------------------      ---------------------------------------------
   1 year                     -4.58(1)   -9.16(2)   1 Year                     -4.03%(1) -8.11%(2)
   5 year                     5.49(1)    5.16(2)    Since Inception (7/28/97)  1.91(1)   0.10(2)
   10 year                    5.57(1)    5.57(2)

                CLASS C SHARES++                                   CLASS D SHARES#
   -------------------------------------------      ---------------------------------------------
   1 Year                     -4.60%(1)  -5.51%(2)  1 year                     -3.87(1)
   Since Inception (7/28/97)  1.35(1)    1.35(2)    Since Inception (7/28/97)  2.17(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 1999.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX- EXEMPT MUNICIPAL BONDS (95.5%)
            GENERAL OBLIGATION (15.8%)
            Monroe County,
 $  1,000     Public Improvement Refg 1996........................................   6.00 %      03/01/13  $  1,054,000
    1,000     Public Improvement Refg 1996........................................   6.00        03/01/15     1,039,390
            New York City,
    2,055     Various Purpose 1973................................................   3.50        05/01/01     2,031,737
    2,500     Various Purpose 1973................................................   3.50        05/01/03     2,415,800
      605     1997 Ser D..........................................................   6.00        08/01/06       605,793
            New York State,
    2,500     Ser 1996 A Refg.....................................................   6.00        07/15/08     2,641,550
    3,000     Ser 1995 B Refg.....................................................   5.70        08/15/13     3,020,400
    8,000   Puerto Rico, Public Improvement Refg Ser 1987 A.......................   3.00        07/01/06     7,092,639
                                                                                                           ------------
 --------
                                                                                                             19,901,309
   20,660
                                                                                                           ------------
 --------
            EDUCATIONAL FACILITIES REVENUE (11.6%)
            New York State Dormitory Authority,
      965     City University Ser 1992 U..........................................   6.375       07/01/08     1,010,326
    3,000     City University Ser 1993 A..........................................   5.75        07/01/09     3,044,940
    2,000     Ithaca College Ser 1998 (AMBAC).....................................   5.00        07/01/21     1,727,700
    1,000     New York University Ser 1998 A (MBIA)...............................   5.75        07/01/15     1,012,300
    3,000     State University Ser 1989 B.........................................   0.00        05/15/05     2,275,740
    2,000     State University Ser 1993 C.........................................   5.375       05/15/13     1,923,320
    2,000     State University Ser 1993 A.........................................   5.25        05/15/15     1,879,280
    2,000     University of Rochester, Ser 1998 A (MBIA)..........................   5.00        07/01/23     1,711,680
                                                                                                           ------------
 --------
                                                                                                             14,585,286
   15,965
                                                                                                           ------------
 --------
            ELECTRIC REVENUE (8.7%)
    4,000   Long Island Power Authority, Ser 1998 A (FSA).........................   5.125       12/01/22     3,495,040
    8,000   Puerto Rico Electric Power Authority, Power Ser O.....................   5.00        07/01/12     7,552,000
                                                                                                           ------------
 --------
                                                                                                             11,047,040
   12,000
                                                                                                           ------------
 --------
            HOSPITAL REVENUE (6.0%)
    8,295   New York State Medical Care Facilities Finance Agency, Hospital &
              Nursing Home - FHA Insured Mtge 1993 Ser B..........................   5.50        02/15/22     7,554,091
                                                                                                           ------------
 --------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (12.3%)
    4,000   New York City Industrial Development Agency, Brooklyn Navy Yard
              Cogeneration Partners LP Ser 1997 (AMT).............................   5.75        10/01/36     3,509,520
   11,000   New York State Energy Research & Development Authority, Brooklyn Union
              Gas Co 1991 Ser A (AMT).............................................   6.952       07/01/26    12,023,660
                                                                                                           ------------
 --------
                                                                                                             15,533,180
   15,000
                                                                                                           ------------
 --------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            MORTGAGE REVENUE - MULTI-FAMILY (7.5%)
            New York City Housing Development Corporation,
 $  2,201     East Midtown Proj - FHA Ins Sec 223.................................   6.50 %      11/15/18  $  2,222,592
    2,226     Ruppert Proj - FHA Ins Sec 223......................................   6.50        11/15/18     2,212,700
    4,935   New York State Housing Finance Agency, Mortgage 1996 Ser A Refg
              (FSA)...............................................................   6.10        11/01/15     5,002,017
                                                                                                           ------------
 --------
                                                                                                              9,437,309
    9,362
                                                                                                           ------------
 --------
            MORTGAGE REVENUE - SINGLE FAMILY (3.8%)
    4,500   New York State Mortgage Agency, Homeowner Ser 27......................   6.90        04/01/15     4,748,040
                                                                                                           ------------
 --------
            NURSING & HEALTH RELATED FACILITIES REVENUE (4.7%)
            New York State Medical Care Facilities Finance Agency,
    2,295     Long Term Health Care 1992 Ser D (FSA)..............................   6.50        11/01/15     2,403,829
    4,000     Mental Health Ser F.................................................   5.25        02/15/19     3,528,560
                                                                                                           ------------
 --------
                                                                                                              5,932,389
    6,295
                                                                                                           ------------
 --------
            PUBLIC FACILITIES REVENUE (1.3%)
    2,000   New York State Urban Development Corporation, Correctional 1998 Ser B
              (AMBAC).............................................................   4.75        01/01/28     1,610,140
                                                                                                           ------------
 --------
            TRANSPORTATION FACILITIES REVENUE (7.5%)
    3,000   New York State Thruway Authority, Local Highway & Bridge Ser 1998 A
              (MBIA)..............................................................   5.00        04/01/18     2,636,430
    2,000   Triborough Bridge & Tunnel Authority, Refg Ser 1998 A (MBIA)..........   4.75        01/01/24     1,638,140
            Puerto Rico Highway & Transportation Authority,
    3,000     Refg Ser X..........................................................   5.50        07/01/15     2,905,800
    3,000     Ser 1998 A..........................................................   4.75        07/01/38     2,305,290
                                                                                                           ------------
 --------
                                                                                                              9,485,660
   11,000
                                                                                                           ------------
 --------
            WATER & SEWER REVENUE (8.0%)
            New York City Municipal Water Finance Authority,
    3,000     1998 Ser D..........................................................   4.75        06/15/25     2,407,560
    2,000     2000 Ser A (FGIC)...................................................   5.50        06/15/32     1,811,680
    2,000   New York State Environmental Facilities Corporation, Clean Drinking
              Water Ser 1998 C....................................................   5.00        06/15/19     1,751,320
    4,000   Suffolk County Industrial Development Agency, Southwest Sewer
              Ser 1994 (FGIC).....................................................   6.00        02/01/08     4,213,640
                                                                                                           ------------
 --------
                                                                                                             10,184,200
   11,000
                                                                                                           ------------
 --------
            OTHER REVENUE (5.5%)
    2,000   Municipal Assistance Corporation for the City of New York, Ser E......   6.00        07/01/06     2,112,100
    5,000   New York Local Government Assistance Corporation, Ser 1993 C..........   5.50        04/01/17     4,837,350
                                                                                                           ------------
 --------
                                                                                                              6,949,450
    7,000
                                                                                                           ------------
 --------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1999, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON     MATURITY
THOUSANDS                                                                              RATE        DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------
            REFUNDED (2.8%)
 $  3,000   New York State Dormitory Authority, Suffolk County Judicial Ser 1986
              (ETM)...............................................................   7.375%      07/01/16  $  3,507,300
                                                                                                           ------------
 --------

  126,077   TOTAL NEW YORK TAX- EXEMPT MUNICIPAL BONDS
----------  (IDENTIFIED COST $118,796,777)...............................................................
                                                                                                            120,475,394
                                                                                                           ------------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.4%)
    2,000   Nassau County Industrial Development Agency, Cold Spring Harbor
              Laboratory Ser 1999 (Demand 01/03/00)...............................   4.75*       01/01/23     2,000,000
    5,300   New York State Energy Research & Development Authority, New York State
              Electric & Gas Corp Ser 1994 C (Demand 01/03/00)....................   4.65*       06/01/29     5,300,000
    2,000   Port Authority of New York & New Jersey, Ser 2 (Demand 01/03/00)......   4.90*       05/01/19     2,000,000
                                                                                                           ------------
 --------

    9,300   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
----------  (IDENTIFIED COST $9,300,000).................................................................
                                                                                                              9,300,000
                                                                                                           ------------

$135,377    TOTAL INVESTMENTS
            (IDENTIFIED COST $128,096,777) (a).........................................................  102.9%    129,775,394
--------
--------

            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (2.9)     (3,637,339)
                                                                                                         -----   -------------

            NET ASSETS.................................................................................  100.0%  $ 126,138,055
                                                                                                         -----   -------------
                                                                                                         -----   -------------

---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,005,587 and the aggregate gross unealized depreciation is $4,326,970, resulting in net unrealized appreciation of $1,678,617.

BOND INSURANCE:
  AMBAC     AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $128,096,777)..............................................................  $129,775,394
Cash..........................................................................................       170,799
Receivable for:
    Interest..................................................................................     1,978,813
    Shares of beneficial interest sold........................................................         2,871
Prepaid expenses and other assets.............................................................        19,021
                                                                                                ------------
     TOTAL ASSETS.............................................................................   131,946,898
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................     5,291,776
    Dividends and distributions to shareholders...............................................       243,778
    Plan of distribution fee..................................................................        84,576
    Investment management fee.................................................................        63,118
Accrued expenses..............................................................................       125,595
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     5,808,843
                                                                                                ------------
     NET ASSETS...............................................................................  $126,138,055
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $124,531,501
Net unrealized appreciation...................................................................     1,678,617
Accumulated undistributed net investment income...............................................        16,454
Accumulated net realized loss.................................................................       (88,517)
                                                                                                ------------
     NET ASSETS...............................................................................  $126,138,055
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................      $407,702
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        37,437
     NET ASSET VALUE PER SHARE................................................................        $10.89
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $11.37
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $124,773,900
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    11,431,995
     NET ASSET VALUE PER SHARE................................................................        $10.91
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................      $839,970
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        77,111
     NET ASSET VALUE PER SHARE................................................................        $10.89
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................      $116,483
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        10,684
     NET ASSET VALUE PER SHARE................................................................        $10.90
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

NET INVESTMENT INCOME:

INTEREST INCOME...............................................................................  $  8,165,755
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................           690
Plan of distribution fee (Class B shares).....................................................     1,107,816
Plan of distribution fee (Class C shares).....................................................         5,893
Investment management fee.....................................................................       820,568
Professional fees.............................................................................        88,621
Shareholder reports and notices...............................................................        68,550
Transfer agent fees and expenses..............................................................        63,128
Trustees' fees and expenses...................................................................        18,667
Registration fees.............................................................................        11,725
Custodian fees................................................................................         7,867
Other.........................................................................................        14,112
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     2,207,637

Less: expense offset..........................................................................        (7,850)
                                                                                                ------------

     NET EXPENSES.............................................................................     2,199,787
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     5,965,968
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss.............................................................................       (88,517)
Net change in unrealized appreciation.........................................................   (12,708,366)
                                                                                                ------------

     NET LOSS.................................................................................   (12,796,883)
                                                                                                ------------

NET DECREASE..................................................................................  $ (6,830,915)
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR       FOR THE YEAR
                                                                            ENDED              ENDED
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $  5,965,968       $  6,578,491
Net realized gain (loss)..............................................         (88,517)         5,147,298
Net change in unrealized appreciation.................................     (12,708,366)        (3,210,250)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................      (6,830,915)         8,515,539
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (19,141)           (14,967)
    Class B shares....................................................      (5,881,219)        (6,537,411)
    Class C shares....................................................         (31,200)           (23,538)
    Class D shares....................................................         (13,412)            (2,575)
Net realized gain
    Class A shares....................................................            (720)           (12,473)
    Class B shares....................................................        (247,643)        (5,154,681)
    Class C shares....................................................          (1,330)           (23,959)
    Class D shares....................................................            (146)            (2,529)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................      (6,194,811)       (11,772,133)
                                                                          ------------       ------------
Net decrease from transactions in shares of beneficial interest.......     (24,736,170)        (2,946,362)
                                                                          ------------       ------------

     NET DECREASE.....................................................     (37,761,896)        (6,202,956)

NET ASSETS:
Beginning of period...................................................     163,899,951        170,102,907
                                                                          ------------       ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $16,454 AND $0,
    RESPECTIVELY).....................................................    $126,138,055       $163,899,951
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

(the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,112,901 at December 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 0.75%, respectively.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

The Distributor has informed the Fund that for year ended December 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $276,746 and $772, respectively and received $2,126 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1999 aggregated $3,954,860 and $27,011,385, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,892. At December 31, 1999, the Fund had an accrued pension liability of $52,664 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS
At December 31, 1999, the Fund had a net capital loss carryover of approximately $75,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $14,000 during fiscal 1999.

6. SUBSEQUENT EVENT

On January 26, 2000, the Board of Trustees of the Fund and of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series ("New York Series") approved a reorganization plan ("the Plan") whereby New York Series would be merged into the Fund. The Plan is subject to the consent of New York Series' shareholders. If approved, the assets of New York Series would be combined with the assets of the Fund and shareholders of New York Series would become Class D shareholders of the Fund, receiving Class D shares of the Fund equal to the value of their holdings in New York Series.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 1999           DECEMBER 31, 1998
                                                                   ---------------------------  -------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------      ------        ------        ------
CLASS A SHARES
Sold.............................................................       4,285   $      50,710       24,896   $   303,943
Reinvestment of dividends and distributions......................       1,235          13,955        1,176        14,161
Redeemed.........................................................      (1,122)        (12,769)        (794)       (9,600)
                                                                   ----------   -------------   ----------   -----------
Net increase - Class A...........................................       4,398          51,896       25,278       308,504
                                                                   ----------   -------------   ----------   -----------
CLASS B SHARES
Sold.............................................................     627,835       7,314,347    1,006,690    12,318,855
Reinvestment of dividends and distributions......................     306,084       3,506,005      615,659     7,414,619
Redeemed.........................................................  (3,146,578)    (35,869,267)  (1,945,444)  (23,713,938)
                                                                   ----------   -------------   ----------   -----------
Net decrease - Class B...........................................  (2,212,659)    (25,048,915)    (323,095)   (3,980,464)
                                                                   ----------   -------------   ----------   -----------
CLASS C SHARES
Sold.............................................................      23,520         265,569       54,107       658,172
Reinvestment of dividends and distributions......................       2,279          26,032        3,588        43,105
Redeemed.........................................................     (12,997)       (146,628)      (2,319)      (28,264)
                                                                   ----------   -------------   ----------   -----------
Net increase - Class C...........................................      12,802         144,973       55,376       673,013
                                                                   ----------   -------------   ----------   -----------
CLASS D SHARES
Sold.............................................................   1,194,426      13,227,353        3,958        48,389
Reinvestment of dividends and distributions......................         291           3,322          349         4,196
Redeemed.........................................................  (1,190,946)    (13,114,799)      --            --
                                                                   ----------   -------------   ----------   -----------
Net increase - Class D...........................................       3,771         115,876        4,307        52,585
                                                                   ----------   -------------   ----------   -----------
Net decrease in Fund.............................................  (2,191,688)  $ (24,736,170)    (238,134)  $(2,946,362)
                                                                   ==========   =============   ==========   ===========

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $11.90             $12.16             $12.02
                                                                              ------             ------             ------

Income (loss) from investment operations:
   Net investment income..............................................          0.53               0.55               0.24
   Net realized and unrealized gain (loss)............................         (1.00)              0.13               0.14
                                                                              ------             ------             ------

Total income (loss) from investment operations........................         (0.47)              0.68               0.38
                                                                              ------             ------             ------

Less dividends and distributions from:
   Net investment income..............................................         (0.52)             (0.55)             (0.24)
   Net realized gain..................................................         (0.02)             (0.39)                --
                                                                              ------             ------             ------

Total dividends and distributions.....................................         (0.54)             (0.94)             (0.24)
                                                                              ------             ------             ------

Net asset value, end of period........................................        $10.89             $11.90             $12.16
                                                                              ======             ======             ======

TOTAL RETURN+.........................................................         (4.03)%             5.68%              3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.89%(4)           0.93%(3)(4)         0.92%(2)

Net investment income.................................................          4.58%(4)           4.50%(4)           4.78%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $408               $393                $94

Portfolio turnover rate...............................................             3%                24%                10%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------
                                                   1999           1998           1997*            1996            1995
------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..........      $11.92        $12.16          $11.71          $11.96          $10.83
                                                ----------      --------        --------        --------        --------

Income (loss) from investment operations:
   Net investment income......................        0.46          0.49            0.51            0.53            0.55
   Net realized and unrealized gain (loss)....       (0.99)         0.15            0.45           (0.21)           1.20
                                                ----------      --------        --------        --------        --------

Total income (loss) from investment
 operations...................................       (0.53)         0.64            0.96            0.32            1.75
                                                ----------      --------        --------        --------        --------

Less dividends and distributions from:
   Net investment income......................       (0.46)        (0.49)          (0.51)          (0.53)          (0.54)
   Net realized gain..........................       (0.02)        (0.39)             --           (0.04)          (0.08)
                                                ----------      --------        --------        --------        --------

Total dividends and distributions.............       (0.48)        (0.88)          (0.51)          (0.57)          (0.62)
                                                ----------      --------        --------        --------        --------

Net asset value, end of period................      $10.91        $11.92          $12.16          $11.71          $11.96
                                                ==========      ========        ========        ========        ========

TOTAL RETURN+.................................       (4.58)%        5.32%           8.43%           2.82%          16.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................        1.48%(2)      1.44%(1)(2)     1.43%(1)        1.40%(1)        1.42%(1)

Net investment income.........................        3.99%(2)      3.99%(2)        4.33%           4.54%           4.70%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......  $  124,774      $162,659        $169,868        $192,192        $216,618

Portfolio turnover rate.......................           3%           24%             10%             16%             17%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%
(2) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $11.90             $12.14             $12.02
                                                                              ------             ------             ------

Income (loss) from investment operations:
   Net investment income..............................................          0.46               0.48               0.22
   Net realized and unrealized gain (loss)............................         (0.99)              0.15               0.12
                                                                              ------             ------             ------

Total income (loss) from investment operations........................         (0.53)              0.63               0.34
                                                                              ------             ------             ------

Less dividends and distributions from:
   Net investment income..............................................         (0.46)             (0.48)             (0.22)
   Net realized gain..................................................         (0.02)             (0.39)                --
                                                                              ------             ------             ------

Total dividends and distributions.....................................         (0.48)             (0.87)             (0.22)
                                                                              ------             ------             ------

Net asset value, end of period........................................        $10.89             $11.90             $12.14
                                                                              ======             ======             ======

TOTAL RETURN+.........................................................         (4.60)%             5.30%              2.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.48%(4)           1.44%(3)(4)         1.40%(2)

Net investment income.................................................          3.99%(4)           3.99%(4)           4.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $840               $765               $108

Portfolio turnover rate...............................................             3%                24%                10%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $11.91             $12.15             $12.02
                                                                              ------             ------             ------

Income (loss) from investment operations:
   Net investment income..............................................          0.55               0.58               0.26
   Net realized and unrealized gain (loss)............................         (1.00)              0.15               0.13
                                                                              ------             ------             ------

Total income (loss) investment operations.............................         (0.45)              0.73               0.39
                                                                              ------             ------             ------

Less dividends and distributions from:
   Net investment income..............................................         (0.54)             (0.58)             (0.26)
   Net realized gain..................................................         (0.02)             (0.39)                --
                                                                              ------             ------             ------

Total dividends and distributions.....................................         (0.56)             (0.97)             (0.26)
                                                                              ------             ------             ------

Net asset value, end of period........................................        $10.90             $11.91             $12.15
                                                                              ======             ======             ======

TOTAL RETURN+.........................................................         (3.87)%             6.12%              3.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.73%(4)           0.69%(3)(4)         0.66%(2)

Net investment income.................................................          4.74%(4)           4.74%(4)           5.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $116                $82                $32

Portfolio turnover rate...............................................             3%                24%                10%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE
INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 2000

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1999, the Fund paid the following per share amounts from tax-exempt income: $0.52 to Class A shareholders, $0.46 to Class B shareholders, $0.46 to Class C shareholders and $0.54 to Class D shareholders.

       For the year ended December 31, 1999, the Fund paid long-term capital gains of $0.02 per share to Class A, B, C and D shareholders.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1999